VARIABLE INTEREST ENTITY - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Lease term					1 year
Renewal term	6 months		6 months		6 months
Payments to related parties		$ 100
Costs related to lease		100
Distributions		100
Depreciation	$ 0	$ 100
Athena Technology Solutions Holdings, LLC [Member]
Variable Interest Entity [Line Items]
Costs related to lease			$ 4,284	$ 4,008
Athena Technology Solutions Holdings, LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Lease term					1 year
Renewal term			6 months		6 months
Payments to related parties			$ 300
Costs related to lease			300
Distributions			270	395
Depreciation			$ 199	$ 265